Liquidity Risk - Summary of Reconciliation of Wholesale Funding to Balance Sheet (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Deposits by banks	£ 20,973	£ 14,359
Deposits by customers	193,088	179,006
Repurchase agreements - non trading	15,848	18,286
Debt securities in issue	43,679	50,171
Subordinated liabilities	2,556	3,528
Other equity interest	2,241	2,241
Liquidity risk
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	87,000	90,700
Deposits by banks	21,000	14,400
Deposits by customers	0	0
Repurchase agreements - non trading	15,800	18,300
Financial liabilities designated at fair value	1,400	1,700
Debt securities in issue	43,700	50,200
Subordinated liabilities	2,600	3,500
Other equity instruments and non-controlling interests	2,500	2,600
Liquidity risk | Total wholesale funding
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	15,800	16,900
Deposits by banks	0	0
Deposits by customers	0	0
Repurchase agreements - non trading	15,800	16,900
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Foreign exchange and hedge accounting
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	2,500	2,500
Deposits by banks	0	0
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	2,100	1,900
Subordinated liabilities	400	600
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Other
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	3,000	3,500
Deposits by banks	3,000	3,300
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	200
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale Funding
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	65,700	67,800
Deposits by banks	18,000	11,100
Deposits by customers	0	0
Repurchase agreements - non trading	0	1,400
Financial liabilities designated at fair value	1,400	1,500
Debt securities in issue	41,600	48,300
Subordinated liabilities	2,200	2,900
Other equity instruments and non-controlling interests	2,500	2,600
Liquidity risk | Wholesale Funding | Deposits by banks
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	0	300
Deposits by banks	0	300
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale Funding | Certificates of deposit and commercial paper
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	5,700	5,800
Deposits by banks	0	0
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	5,700	5,800
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale Funding | Senior unsecured – public benchmark
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	15,500	18,900
Deposits by banks	0	0
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	15,500	18,900
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale Funding | Senior unsecured - privately placed
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	1,100	2,700
Deposits by banks	0	0
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	900	1,000
Debt securities in issue	200	1,700
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale Funding | Covered bonds
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	17,900	18,200
Deposits by banks	0	0
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	17,900	18,200
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale Funding | Securitisation and structured issuance
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	2,800	5,600
Deposits by banks	0	0
Deposits by customers	0	0
Repurchase agreements - non trading	0	1,400
Financial liabilities designated at fair value	500	500
Debt securities in issue	2,300	3,700
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale Funding | Term Funding Scheme
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	6,300	10,800
Deposits by banks	6,300	10,800
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale Funding | TFSME
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	11,700
Deposits by banks	11,700
Deposits by customers	0
Repurchase agreements - non trading	0
Financial liabilities designated at fair value	0
Debt securities in issue	0
Subordinated liabilities	0
Other equity instruments and non-controlling interests	0
Liquidity risk | Wholesale Funding | Subordinated liabilities and equity
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	4,700	5,500
Deposits by banks	0	0
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	2,200	2,900
Other equity instruments and non-controlling interests	2,500	2,600
Liquidity risk | Non-cumulative callable preference shares
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Other equity interest	0	0
Liquidity risk | Step-up Callable Perpetual Reserve Capital instruments
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Other equity interest	£ 235	£ 235